Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Restrictions on cash and cash equivalents
The following table provides a reconciliation of Cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

December 31,	2018	2017
(Dollars in millions)
Cash and cash equivalents	$580	$352
Restricted cash included in Other current assets	3	—
Cash, cash equivalents and restricted cash in the statement of cash flows	$583	$352